FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 444.7	$ 636.0
Financial liabilities	1,372.3	1,245.4
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	421.6	610.5
Financial liabilities	14.1	25.5
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	418.6	599.1
Financial liabilities	0.0	0.0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3.0	11.4
Financial liabilities	14.1	25.5
Cash And Cash Equivalents1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	366.5	525.0
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	366.5	525.0
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		525.0
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	52.1	74.1
Investment Securities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	52.1	74.1
Investment Securities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	52.1	74.1
Investment Securities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Warrants
Disclosure of fair value measurement of assets [line items]
Financial assets	0.2	1.4
Warrants | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.2	1.4
Warrants | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Warrants | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.2	1.4
Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.8	0.0
Derivatives [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Derivatives [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.8	0.0
Convertible loan receivable
Disclosure of fair value measurement of assets [line items]
Financial assets		10.0
Convertible loan receivable | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	10.0
Convertible loan receivable | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Convertible loan receivable | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	10.0
Derivative Related Liabilities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	14.1	25.5
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 14.1	$ 25.5